UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.5%

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.(1)	290,000	$25,395,300

		$25,395,300

Automobiles — 0.5%
Honda Motor Co., Ltd.	170,000	$6,425,862

		$6,425,862

Beverages — 1.3%
Anheuser-Busch InBev NV(1)	182,000	$16,013,921

		$16,013,921

Capital Markets — 1.6%
Credit Suisse Group AG(1)(2)	670,000	$19,786,979

		$19,786,979

Chemicals — 4.1%
BASF SE(1)	65,645	$6,648,569
E.I. du Pont de Nemours & Co.(1)	100,000	4,745,000
LyondellBasell Industries NV, Class A(1)	282,000	17,884,440
PPG Industries, Inc.(1)	145,000	19,991,150

		$49,269,159

Commercial Banks — 5.9%
Barclays PLC(1)	1,200,000	$5,761,272
BNP Paribas(1)	250,000	15,686,089
PNC Financial Services Group, Inc.(1)	120,088	7,421,438
Swedbank AB, Class A(1)	350,000	8,264,428
Wells Fargo & Co.(1)	985,461	34,323,607

		$71,456,834

Commercial Services & Supplies — 0.9%
Brambles, Ltd.(1)	1,300,000	$10,980,460

		$10,980,460

Communications Equipment — 1.6%
QUALCOMM, Inc.(1)	295,000	$19,478,850

		$19,478,850

Computers & Peripherals — 1.7%
Apple, Inc.(1)	45,000	$20,488,950

		$20,488,950

Construction & Engineering — 0.8%
Vinci SA(1)	200,000	$10,180,727

		$10,180,727

Consumer Finance — 1.1%
Discover Financial Services(1)	350,000	$13,436,500

		$13,436,500

Containers & Packaging — 1.2%
Amcor, Ltd.(1)	1,700,000	$14,892,042

		$14,892,042

Security	Shares	Value
Diversified Financial Services — 3.8%
Citigroup, Inc.(1)	400,000	$16,864,000
JPMorgan Chase & Co.(1)	603,000	28,371,150

		$45,235,150

Diversified Telecommunication Services — 5.1%
BT Group PLC(1)	3,223,881	$12,717,369
TeliaSonera AB	1,800,000	12,983,592
Telstra Corp., Ltd.(1)	7,400,000	35,520,003

		$61,220,964

Electric Utilities — 2.4%
Edison International(1)	350,000	$16,866,500
SSE PLC(1)	510,000	11,479,089

		$28,345,589

Electrical Equipment — 0.5%
Emerson Electric Co.(1)	100,000	$5,725,000

		$5,725,000

Energy Equipment & Services — 2.5%
Schlumberger, Ltd.(1)	200,000	$15,610,000
Seadrill, Ltd.(1)	375,000	14,824,364

		$30,434,364

Food Products — 4.1%
Kraft Foods Group, Inc.(1)	125,000	$5,777,500
Mondelez International, Inc., Class A(1)	675,000	18,758,250
Nestle SA(1)	360,000	25,278,288

		$49,814,038

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories(1)	200,000	$6,776,000
Covidien PLC(1)	125,000	7,792,500

		$14,568,500

Health Care Providers & Services — 0.7%
Humana, Inc.(1)	115,000	$8,551,400

		$8,551,400

Hotels, Restaurants & Leisure — 2.9%
Las Vegas Sands Corp.(1)	300,000	$16,575,000
McDonald’s Corp.(1)	196,000	18,676,840

		$35,251,840

Household Products — 0.9%
Svenska Cellulosa AB, Class B(1)	434,286	$10,528,893

		$10,528,893

Industrial Conglomerates — 5.0%
General Electric Co.(1)	550,000	$12,254,000
Orkla ASA(1)	2,000,000	17,641,064
Siemens AG(1)	272,423	29,847,627

		$59,742,691

Insurance — 3.3%
Aflac, Inc.(1)	350,000	$18,571,000
AXA SA(1)	500,000	9,257,479
Old Mutual PLC(1)	1,750,001	5,195,256
Resolution, Ltd.(1)	1,500,000	6,230,618

		$39,254,353

Security	Shares	Value
IT Services — 5.0%
Accenture PLC, Class A(1)	395,000	$28,396,550
International Business Machines Corp.(1)	160,000	32,491,200

		$60,887,750

Machinery — 2.1%
Deere & Co.(1)	275,000	$25,866,500

		$25,866,500

Media — 1.3%
Walt Disney Co. (The)(1)	300,000	$16,164,000

		$16,164,000

Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold, Inc.(1)	275,000	$9,693,750
Rio Tinto PLC(1)	225,000	12,711,203

		$22,404,953

Multi-Utilities — 1.8%
National Grid PLC(1)	500,000	$5,474,822
Sempra Energy(1)	215,000	16,135,750

		$21,610,572

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.(1)	219,000	$25,217,850
ENI SpA(1)	975,000	24,353,110
Exxon Mobil Corp.(1)	75,000	6,747,750
Marathon Oil Corp.(1)	400,000	13,444,000
Phillips 66(1)	317,500	19,230,975
Total SA(1)	235,000	12,735,195

		$101,728,880

Pharmaceuticals — 10.6%
AstraZeneca PLC(1)	750,000	$36,239,791
Novartis AG(1)	280,000	19,033,393
Pfizer, Inc.(1)	655,000	17,868,400
Roche Holding AG PC(1)	80,000	17,683,117
Sanofi(1)	300,000	29,245,859
Takeda Pharmaceutical Co., Ltd.(1)	160,000	8,221,870

		$128,292,430

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.(1)	161,322	$20,937,982

		$20,937,982

Road & Rail — 2.1%
Canadian National Railway Co.(1)	105,000	$10,044,300
Union Pacific Corp.(1)	117,000	15,380,820

		$25,425,120

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.(1)	385,000	$16,801,400

		$16,801,400

Software — 2.8%
Microsoft Corp.(1)	900,000	$24,723,000
Oracle Corp.(1)	250,000	8,877,500

		$33,600,500

Security	Shares	Value
Specialty Retail — 2.6%
Home Depot, Inc. (The)(1)	100,000	$6,692,000
Industria de Diseno Textil SA(1)	80,000	11,181,419
Kingfisher PLC(1)	1,500,000	6,410,047
Lowe’s Companies, Inc.(1)	200,000	7,638,000

		$31,921,466

Tobacco — 4.4%
British American Tobacco PLC(1)	552,000	$28,688,316
Imperial Tobacco Group PLC(1)	375,000	13,944,071
Japan Tobacco, Inc.(1)	325,000	10,140,344

		$52,772,731

Trading Companies & Distributors — 0.8%
Mitsui & Co., Ltd.	600,000	$9,068,234

		$9,068,234

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC ADR(1)	600,000	$16,392,000

		$16,392,000

Total Common Stocks (identified cost $1,020,880,551)		$1,250,352,884

Preferred Stocks — 23.3%

Security	Shares	Value
Capital Markets — 1.4%
Affiliated Managers Group, Inc., 6.375%	50,800	$1,320,419
Bank of New York Mellon Corp. (The), 5.20%	204,300	5,117,715
Goldman Sachs Group, Inc. (The), Series I, 5.95%	123,600	3,052,920
State Street Corp., Series C, 5.25%	278,678	6,992,031

		$16,483,085

Commercial Banks — 9.2%
Barclays Bank PLC, 7.625%	2,560	$2,569,156
Barclays Bank PLC, Series 3, 7.10%	172,631	4,372,743
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	51,100	5,464,506
Countrywide Capital V, 7.00%	71,000	1,780,680
Deutsche Bank Contingent Capital Trust III, 7.60%	109,856	3,058,391
Farm Credit Bank of Texas, Series 1, 10.00%	5,718	6,900,911
First Republic Bank, Series B, 6.20%	96,000	2,530,704
HSBC Capital Funding LP, 10.176% to 6/30/30(3)(4)	2,517	3,601,777
JPMorgan Chase & Co., Series 0, 5.50%	251,553	6,281,278
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(4)	8,467	9,944,961
KeyCorp, Series A, 7.75%	65,360	8,496,800
Landsbanki Islands HF, 7.431%(2)(3)(5)(6)(7)	14,850	0
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	9,897	9,282,834
Regions Financial Corp., Series A, 6.375%	304,700	7,580,936
Royal Bank of Scotland Group PLC, Series T, 7.25%	69,005	1,692,693
Standard Chartered PLC, 6.409% to 1/30/17(3)(4)	21.88	2,217,899
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	63.56	6,841,616
SunTrust Banks, Inc., Series E, 5.875%(2)	206,600	5,139,175
Texas Capital Bancshares, Inc., 6.50%	147,850	3,712,735
Webster Financial Corp., Series E, 6.40%(2)	103,265	2,598,406
Wells Fargo & Co., Series L, 7.50%	9,040	11,669,736
Zions Bancorporation, Series G, 6.30% to 3/15/23(2)(4)	207,575	5,189,375

		$110,927,312

Security	Shares	Value
Consumer Finance — 1.1%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(4)	119,552	$3,148,103
Capital One Financial Corp., Series B, 6.00%	184,900	4,642,839
Discover Financial Services, Series B, 6.50%	235,600	6,029,899

		$13,820,841

Diversified Financial Services — 2.4%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(4)	38.17	$4,429,457
General Electric Capital Corp., Series B, 6.25% to 12/15/22(4)	40.35	4,455,847
KKR Financial Holdings, LLC, Series A, 7.375%(2)	207,500	5,252,344
RBS Capital Funding Trust VII, Series G, 6.08%(2)	416,895	8,954,905
UBS AG, 7.625%	5,100	5,791,132

		$28,883,685

Electric Utilities — 1.9%
Duke Energy Corp., 5.125%(2)	64,820	$1,626,580
Entergy Arkansas, Inc., 4.90%(2)	52,980	1,331,123
Entergy Arkansas, Inc., 6.45%	54,000	1,368,565
Entergy Louisiana, LLC, 6.95%	3,675	372,553
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	60,500	1,609,996
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(2)	102,300	2,571,975
Southern California Edison Co., Series C, 6.00%	10,307	1,039,719
Southern California Edison Co., Series D, 6.50%	48,760	5,203,609
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)	2,656	3,030,376
Virginia Electric and Power Co., 6.12%	47	4,925,789

		$23,080,285

Food Products — 0.9%
Dairy Farmers of America, 7.875%(3)	86,230	$9,256,256
Ocean Spray Cranberries, Inc., 6.25%(3)	12,750	1,178,977

		$10,435,233

Insurance — 2.4%
Arch Capital Group, Ltd., Series C, 6.75%	89,402	$2,424,716
Aspen Insurance Holdings, Ltd., 7.25%	95,970	2,577,754
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(4)	47,350	1,277,503
Endurance Specialty Holdings, Ltd., Series B, 7.50%	197,675	5,434,086
Montpelier Re Holdings, Ltd., 8.875%	385,446	10,538,094
Prudential PLC, 6.50%	6,611	6,656,359
RenaissanceRe Holdings, Ltd., Series D, 6.60%	16,685	423,131

		$29,331,643

Machinery — 0.6%
Stanley Black & Decker, Inc., 5.75%	274,918	$7,184,020

		$7,184,020

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	153,200	$3,921,920

		$3,921,920

Oil, Gas & Consumable Fuels — 0.3%
Nexen, Inc., 7.35%	123,200	$3,116,960

		$3,116,960

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(2)(4)	207,510	$5,377,103

		$5,377,103

Real Estate Investment Trusts (REITs) — 1.7%
CapLease, Inc., Series A, 8.125%	153,575	$3,893,126
Cedar Shopping Centers, Inc., Series A, 8.875%	27,708	712,927

Security	Shares	Value
Chesapeake Lodging Trust, Series A, 7.75%	100,000	$2,724,000
DDR Corp., Series H, 7.375%	115,250	2,911,215
DDR Corp., Series J, 6.50%	259,000	6,449,100
Sunstone Hotel Investors, Inc., Series D, 8.00%	129,500	3,419,616

		$20,109,984

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(3)	1,968	$2,472,300

		$2,472,300

Thrifts & Mortgage Finance — 0.5%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(4)	2,545	$2,277,775
EverBank Financial Corp., Series A, 6.75%	154,900	3,834,550

		$6,112,325

Total Preferred Stocks (identified cost $275,077,808)		$281,256,696

Corporate Bonds & Notes — 6.5%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 1.0%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$1,200	$1,194,000
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	1,050	1,090,687
Citigroup Capital III, 7.625%, 12/1/36	2,515	2,841,950
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	5,653	6,931,884
Regions Bank, 6.45%, 6/26/37	300	322,125
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	400	336,000

		$12,716,646

Diversified Financial Services — 0.7%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(4)	$1,600	$1,632,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	7,240	6,588,400

		$8,220,400

Electric Utilities — 1.3%
Electricite de France SA, 5.25% to 1/29/23, 1/29/49(3)(4)	$6,500	$6,377,430
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	8,600	9,167,299

		$15,544,729

Food Products — 0.1%
Land O’Lakes, Inc., 6.00%, 11/15/22(3)	$1,128	$1,209,780

		$1,209,780

Insurance — 2.9%
American International Group, Inc., Series A, 8.175% to 5/15/38, 5/15/58, 5/15/68(4)(8)	$3,830	$4,998,150
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(8)	5,460	8,422,050
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	2,115	2,117,648
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	3,513	3,641,607
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(3)(4)	4,758	5,079,165
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(4)	10,964	10,593,965

		$34,852,585

Pipelines — 0.5%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$2,920	$3,156,213
Southern Union Co., 3.33%, 11/1/66(5)	3,324	2,883,570

		$6,039,783

Total Corporate Bonds & Notes (identified cost $70,128,156)		$78,583,923

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)	$18,591	$18,590,532

Total Short-Term Investments (identified cost $18,590,532)		$18,590,532

Total Investments — 134.8% (identified cost $1,384,677,047)		$1,628,784,035

Other Assets, Less Liabilities — (34.8)%		$(420,270,118)

Net Assets — 100.0%		$1,208,513,917

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $74,546,766 or 6.2% of the Fund’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(6)	Defaulted security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $3,259.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.0%	$944,756,813
United Kingdom	10.8	176,592,124
France	5.6	90,414,663
Switzerland	5.3	86,860,942
Australia	4.1	67,151,760
Germany	2.2	36,496,196
Japan	2.1	33,856,310
Norway	2.0	32,465,428

Country	Percentage of Total Investments	Value
Sweden	2.0%	$31,776,913
Italy	1.5	24,353,110
Bermuda	1.4	22,675,284
Netherlands	1.1	17,884,440
Belgium	1.0	16,013,921
Canada	0.8	13,161,260
Cayman Islands	0.8	13,066,265
Spain	0.7	11,181,419
Ireland	0.5	7,792,500
Brazil	0.1	2,284,687
Iceland	0.0	0.0

Total Investments	100.0%	$1,628,784,035

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/28/13	Euro 16,065,505	United States Dollar 21,672,929	Citibank NA	$(143,858)
2/28/13	Euro 16,065,505	United States Dollar 21,668,270	Standard Chartered Bank	(148,517)
2/28/13	Euro 16,065,505	United States Dollar 21,673,009	State Street Bank and Trust Co.	(143,778)

				$(436,153)

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $436,153.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,386,245,308

Gross unrealized appreciation	$264,581,717
Gross unrealized depreciation	(22,042,990)

Net unrealized appreciation	$242,538,727

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$65,745,840	$24,017,328	$—	$89,763,168
Consumer Staples	24,535,750	104,593,833	—	129,129,583
Energy	80,250,575	51,912,669	—	132,163,244
Financials	139,925,677	70,182,121	—	210,107,798
Health Care	40,988,300	110,424,030	—	151,412,330
Industrials	94,665,920	77,718,112	—	172,384,032
Information Technology	151,257,450	—	—	151,257,450
Materials	52,314,340	34,251,814	—	86,566,154
Telecommunication Services	16,392,000	61,220,964	—	77,612,964
Utilities	33,002,250	16,953,911	—	49,956,161
Total Common Stocks	$699,078,102	$551,274,782 **	$—	$1,250,352,884
Preferred Stocks
Consumer Staples	$—	$10,435,233	$—	$10,435,233
Energy	3,116,960	5,377,103	—	8,494,063
Financials	110,634,603	115,034,272	0	225,668,875
Industrials	—	7,184,020	—	7,184,020
Telecommunication Services	—	2,472,300	—	2,472,300
Utilities	3,921,920	23,080,285	—	27,002,205
Total Preferred Stocks	$117,673,483	$163,583,213	$0	$281,256,696
Corporate Bonds & Notes	$—	$78,583,923	$—	$78,583,923
Short-Term Investments	—	18,590,532	—	18,590,532
Total Investments	$816,751,585	$812,032,450	$0	$1,628,784,035

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(436,153)	$—	$(436,153)
Total	$—	$(436,153)	$—	$(436,153)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013